JPMorgan SmartRetirement® Blend 2015 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 46.8%
Fixed Income — 27.0%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	549	3,780
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2	11
JPMorgan High Yield Fund Class R6 Shares (a)	246	1,513
Total Fixed Income		5,304
International Equity — 1.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	22	333
U.S. Equity — 18.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	56	3,566
Total Investment Companies (Cost $9,164)		9,203
Exchange-Traded Funds — 36.1%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2	160
Fixed Income — 17.8%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	62	2,752
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	—	9
JPMorgan Inflation Managed Bond ETF (a)	17	741
Total Fixed Income		3,502
International Equity — 12.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	6	294
JPMorgan BetaBuilders International Equity ETF (a)	41	2,140
Total International Equity		2,434
U.S. Equity — 5.1%
iShares Russell 2000 ETF	3	445
SPDR S&P MidCap 400 ETF Trust	1	562
Total U.S. Equity		1,007
Total Exchange-Traded Funds (Cost $7,376)		7,103
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 2.0%
FNMA, Other
Pool # BS4290, 1.95%, 10/1/2029	100	82
Pool # BS6802, 4.93%, 6/1/2031	50	49
Pool # BS6985, 4.92%, 11/1/2032	50	49
Pool # BS7090, 4.45%, 12/1/2032	50	47
Pool # BF0230, 5.50%, 1/1/2058	18	18
Pool # BF0497, 3.00%, 7/1/2060	10	8
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2053 (b)	6	5
GNMA II, 30 Year
Pool # BS8546, 2.50%, 12/20/2050	25	20
Pool # BR3928, 3.00%, 12/20/2050	33	29
Pool # BU7538, 3.00%, 12/20/2050	27	23

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA8452, 3.00%, 2/20/2051	35	30
Pool # CB1543, 3.00%, 2/20/2051	26	22
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (c)	19	16
Total Mortgage-Backed Securities (Cost $463)		398
U.S. Treasury Obligations — 1.0%
U.S. Treasury Notes 0.88%, 1/31/2024 (d) (Cost $204)	206	203
Asset-Backed Securities — 0.3%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (c) (e)	5	5
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (c) (e)	10	10
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (e) (f)	53	49
Total Asset-Backed Securities (Cost $68)		64
Commercial Mortgage-Backed Securities — 0.2%
BPR Trust Series 2021-KEN, Class A, 6.70%, 2/15/2029 (c) (e)	20	20
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.11%, 7/25/2041 (c) (e)	28	26
FHLMC, Multi-Family Structured Pass-Through Certificates Series K-1511, Class A1, 3.28%, 10/25/2030	—	—
FNMA ACES Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (c)	—	—
Total Commercial Mortgage-Backed Securities (Cost $47)		46
	SHARES (000)
Short-Term Investments — 10.0%
Investment Companies — 10.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (g) (Cost $1,960)	1,960	1,960
Total Investments — 96.4% (Cost $19,282)		18,977
Other Assets Less Liabilities — 3.6%		707
NET ASSETS — 100.0%		19,684

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
SPDR	Standard & Poor's Depositary Receipt
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.

(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2023.

(g)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	6	12/19/2023	USD	648	(12)
Short Contracts
MSCI EAFE E-Mini Index	(1)	12/15/2023	USD	(102)	4
MSCI Emerging Markets E-Mini Index	(6)	12/15/2023	USD	(287)	10
					14
					2

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$64	$—	$64
Commercial Mortgage-Backed Securities	—	46	—	46
Exchange-Traded Funds	7,103	—	—	7,103
Investment Companies	9,203	—	—	9,203
Mortgage-Backed Securities	—	398	—	398
U.S. Treasury Obligations	—	203	—	203
Short-Term Investments
Investment Companies	1,960	—	—	1,960
Total Investments in Securities	$18,266	$711	$—	$18,977
Appreciation in Other Financial Instruments
Futures Contracts	$14	$—	$—	$14
Depreciation in Other Financial Instruments
Futures Contracts	(12)	—	—	(12)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2	$—	$—	$2
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$309	$—	$—	$—	$(15)	$294	6	$4	$—
JPMorgan BetaBuilders International Equity ETF (a)	2,318	—	65	8	(121)	2,140	41	9	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	173	—	—	—	(13)	160	2	1	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	2,651	993	790	(62)	(40)	2,752	62	22	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	7	2	—	—	—	9	—	— (b)	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	2,177	1,737	47	(4)	(83)	3,780	549	22	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11	— (b)	—	—	—	11	2	— (b)	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	346	—	—	—	(13)	333	22	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	3,876	14	192	35	(167)	3,566	56	14	—
JPMorgan High Yield Fund Class R6 Shares (a)	1,074	452	—	—	(13)	1,513	246	24	—

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$757	$—	$—	$—	$(16)	$741	17	$7	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (c)	1,434	2,698	2,172	—	—	1,960	1,960	18	—
Total	$15,133	$5,896	$3,266	$(23)	$(481)	$17,259		$121	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2023.